Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Depreciation expense amounted to $44.4 million and $85.7 million for the three and six months ended June 30, 2015, respectively, and $39.1 million and $87.5 million for the three and six months ended June 30, 2014, respectively.

	June 30, 2015	December 31, 2014
Property, plant and equipment	$1,835.0	$1,858.2
Accumulated depreciation	(409.9)	(344.1)

Property, plant, and equipment, net	$1,425.1	$1,514.1

Depreciation expense amounted to $176.6 million and $174.3 million for the Successor years ended December 31, 2014 and 2013, respectively. Depreciation expense amounted to $7.2 million for the Predecessor period from January 1, 2013 through January 31, 2013 and $82.9 million for the Predecessor year ended December 31, 2012.

		Successor
		Year Ended December 31,
	Useful Lives (years)	2014	2013
Land		$90.5	$99.9
Buildings and improvements	5 -25	418.4	430.7
Machinery and equipment	3 -25	1,060.1	1,087.0
Software	5 - 7	122.1	42.4
Other	3 -20	29.1	26.3
Construction in progress		138.0	119.9

Total		1,858.2	1,806.2

Accumulated depreciation		(344.1)	(183.6)

Property, plant, and equipment, net		$1,514.1	$1,622.6